Leases (Details) - Schedule of receivable under non-cancellable operating leases - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of receivable under non-cancellable operating leases [Line Items]
Total	£ 2,072
Within one year [Member]
Leases (Details) - Schedule of receivable under non-cancellable operating leases [Line Items]
Total	1,602
Within one year but not more than five years [Member]
Leases (Details) - Schedule of receivable under non-cancellable operating leases [Line Items]
Total	£ 469